UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

August 9, 2007

To Our Shareholders:

We are pleased to submit to you our report for the six months ended June 30, 2007. The net asset value at that date was $29.39 per common share. The fund's common stock is traded on the New York Stock Exchange and its share price can differ from its net asset value; at year end, the fund's closing price on the NYSE was $27.03. The total return, including income, for Cohen & Steers REIT and Preferred Income Fund and the comparative benchmarks were:

Six Months Ended June 30, 2007
Cohen & Steers REIT & Preferred Income Fund at Market Value[a]	–9.35%
Cohen & Steers REIT & Preferred Income Fund at Net Asset Value[a]	–4.61%
FTSE NAREIT Equity REIT Index[b]	–5.89%
S&P 500 Index[b]	6.96%
Merrill Lynch Fixed Rate Preferred Index[b]	0.07%
Blend—50% FTSE NAREIT Equity REIT Index 50% Merrill Lynch Fixed Rate Preferred Index[b]	–2.78%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance results reflect the effects of leverage, resulting from the issuance of preferred shares.

Three monthly dividends of $0.20 per common share were declared and will be paid to common shareholders on July 31, 2007, August 31, 2007 and September 28, 2007.c

a  As a closed-end investment company, the price of the fund's New York Stock Exchange-traded shares will be set by market forces and at times may deviate from the net asset value per share of the fund.

b  The FTSE NAREIT Equity REIT Index is an unmanaged, market capitalization weighted index of all publicly traded REITs that invest predominantly in the equity ownership of real estate. The index is designed to reflect the performance of all publicly traded equity REITs as a whole. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance. The Merrill Lynch Fixed Rate Preferred Index is an unmanaged index of preferred securities.

c  Please note that distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The final tax treatment of these distributions is reported to shareholders after the close of each fiscal year on form 1099-DIV.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

Investment Review

REIT returns expected to normalize

Following four years of double-digit returns (and seven years of positive returns), REITs had generally negative returns in the first half of 2007, as measured by the FTSE NAREIT Equity REIT Index. The year started off well, with REITs buoyed by a January bidding contest for control of Equity Office Properties (EOP). They struggled over the remainder of the period, declining nearly 20% from February highs over concerns about rising interest rates and potential inflation. Expectations for Federal Reserve monetary easing receded. The possibility that the Fed might in fact raise rates entered the picture, and the yield on the 10-year Treasury bond in June climbed to 5.26%, its highest level in five years; the yield retreated to 5.03% by period end. Growth rates for real estate companies generally stabilized, signaling an end to the stock-multiple expansion phase of the real estate cycle, and setting expectations for more normalized returns for REITs.

Preferreds compete with Treasurys

The Merrill Lynch REIT Preferred Index had a total return of 0.4% for the period. Preferred securities enjoyed a positive first quarter, as investors sought higher-quality, less-volatile investments. In the second quarter, however, they faced rising bond yields and widening credit spreads as markets reacted to risks stemming largely from U.S. subprime mortgages and tighter credit. Both the heightened risk of LBOs—which raised concerns about potential acquisition targets and financing—and the outlook for heavy new corporate bond supply from recently privatized companies weighed on credit spreads, particularly in the high-yield market, which performed poorly late in the quarter. The relatively high levels of preferred securities issuance also dampened prices in the secondary market as investors exited current positions to take advantage of the higher dividends paid by new issues.

REITs post across-the-board declines

For the six months, the fund underperformed its blended benchmark, hindered by an overweight in the health care sector and underweights in the hotel, specialty and regional mall sectors. On a positive note, the preferred securities (51% of the portfolio as of period end) aided performance. Our underweight in the shopping center and self storage sectors also benefited performance.

Investment Outlook

Opportunities in REITS

We believe the U.S. real estate market has become more attractive based on discounts to underlying net asset values that have widened meaningfully. However, before REITs can manage a sustainable performance recovery, investors may require more clarity on inflation and economic growth. If the economy gains momentum, it would benefit real estate companies; however, it might cause the Fed to raise interest rates, unsettling stock prices,

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

including REITs. A cooling economy, on the other hand, would likely prompt the Fed to cut rates, which could lift stocks, as a rate reduction is not currently expected by the market.

Nonetheless, we believe that REITs, on the whole, are attractively valued with prices that reflect a fair degree of pessimism, including the possibility of some decline in property asset values. REITs are trading at compelling discounts (more than 20% in some cases) to their underlying net asset values, compared with their long-term average of about a 5% premium to NAV. The private equity market continues to value REITs aggressively, as evidenced again by the recent privatizations of real estate companies.

Market conditions benign for preferred securities

We believe that market conditions are generally supportive for preferred securities, which historically outperformed other fixed income instruments in an environment of flat or modestly rising interest rates. The significant increase in bond yields in June followed yet another reassessment of economic growth as markets looked beyond the lackluster 0.7% GDP growth in the first quarter to a period of reaccelerating growth in the second. We do not discount the fact that real yields—that is, yields net of inflation—rose globally in the first half of the year, indicating that markets are demanding more compensation from debt investments generally. However, we believe that an economic slowdown in growth lies ahead that should keep both inflation and real yields in check.

Regarding preferred selection, we favor quality first, followed by interest-rate defensive characteristics, as we see potential for spreads to widen further in riskier assets. We will seek relatively high income and a lower volatility strategy while pursuing opportunities to deliver attractive total returns. We prefer preferred issues by domestic and foreign banks, REITs and certain life insurance, utilities and telecom companies.

In closing, we believe that a portfolio composed of real estate stocks and preferred securities offers investors the potential for attractive income and long-term total returns. We also believe that the fund has potential diversification benefits, given the historically low correlations between REITs and preferred securities broadly.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

JOSEPH M. HARVEY	JAMES S. CORL

Portfolio Manager	Portfolio Manager

WILLIAM F. SCAPELL	THOMAS N. BOHJALIAN

Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are as of the date stated and are subject to change. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you'll find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering REIT, utility and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals, and an overview of our investment approach.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

Our Leverage Strategy
(Unaudited)

While we do not attempt to predict what future interest rates will be, it has been our philosophy to utilize interest rate swap transactions to seek to reduce the interest rate risk inherent in our utilization of leverage. Our leverage strategy involves issuing auction market preferred shares (AMPS) to raise additional capital for the fund, with an objective of increasing the net income available for shareholders. As of June 30, 2007, AMPS represented 34% of the fund's managed assets. Considering that AMPS have variable dividend rates, we seek to lock in the rate on a significant portion of this additional capital through interest rate swap agreements (where we effectively convert our variable rate obligation to a fixed rate obligation for the term of the swap agreements). Specifically, we have fixed the rate on 55% of our borrowings at an average interest rate of 3.8% for an average remaining period of 1.8 years (when we first entered into the swaps, the average term was 5.6 years). By locking in a significant portion or our leveraging costs, we have endeavored to adequately protect the dividend-paying ability of the fund. The use of leverage increases the volatility of the fund's net asset value in both up and down markets. However, we believe that locking in a portion of the fund's leveraging costs for the term of the swap agreements partially protects the fund from any impact that an increase in short-term interest rates may have as a result of the use of leverage.

Leverage Factsa

Leverage (as a % of managed assets)	34%
% Fixed Rate	55%
% Variable Rate	45%
Weighted Average Rate on Swaps	3.8%
Weighted Average Term on Swaps	1.8 years
Current Rate on AMPS	5.2%

a Data as of June 30, 2007. Information subject to change.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

JUNE 30, 2007

Top Ten Holdingsa
(Unaudited)

Security	Market Value	% of Managed Assets
Health Care REIT	$70,452,416	3.3%
Mack-Cali Realty Corp.	55,380,166	2.6
Liberty Property Trust	52,540,280	2.5
Health Care Property Investors	50,853,154	2.4
Glimcher Realty Trust	45,865,000	2.1
Maguire Properties	44,151,813	2.1
iStar Financial	43,886,700	2.0
Camden Property Trust	37,288,896	1.7
Nationwide Health Properties	37,051,840	1.7
Home Properties	36,409,161	1.7

a  Top ten holdings are determined on the basis of the market value of individual securities held. The fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown

(Based on Managed Assets)
(Unaudited)

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

		Number of Shares	Value
COMMON STOCK	69.3%
DIVERSIFIED	6.3%
Colonial Properties Trust		347,100	$12,651,795
Entertainment Properties Trust		146,700	7,889,526
iStar Financial		990,000	43,886,700
Vornado Realty Trust		221,900	24,373,496
			88,801,517
HEALTH CARE	13.3%
Health Care Property Investors[a]		1,757,800	50,853,154
Health Care REIT		1,745,600	70,452,416
Nationwide Health Properties		1,362,200	37,051,840
Omega Healthcare Investors		221,300	3,503,179
Senior Housing Properties Trust		736,677	14,991,377
Ventas		335,000	12,143,750
			188,995,716
HOTEL	3.7%
DiamondRock Hospitality Co.		612,900	11,694,132
Hospitality Properties Trust		597,400	24,786,126
Strategic Hotels & Resorts		695,400	15,639,546
			52,119,804
INDUSTRIAL	3.2%
DCT Industrial Trust		1,505,900	16,203,484
First Industrial Realty Trust		247,400	9,589,224
ING Industrial Fund (Australia)		5,960,000	11,823,763
ProLogis European Properties (Netherlands)		409,000	7,168,611
			44,785,082
MORTGAGE	2.8%
Annaly Capital Management		629,500	9,077,390
Gramercy Capital Corp.		200,000	5,508,000
Newcastle Investment Corp.		1,024,274	25,678,549
			40,263,939

See accompanying notes to financial statements.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
OFFICE	13.5%
BioMed Realty Trust		319,488	$8,025,539
Brandywine Realty Trust		787,800	22,515,324
Highwoods Properties		910,200	34,132,500
HRPT Properties Trust		947,200	9,850,880
ING Office Fund (Australia)		5,408,000	8,023,582
Mack-Cali Realty Corp.		1,273,400	55,380,166
Maguire Properties		1,286,100	44,151,813
Mapeley Ltd. (United Kingdom)		61,600	3,470,994
Parkway Properties		114,500	5,499,435
			191,050,233
OFFICE/INDUSTRIAL	5.1%
EastGroup Properties		115,000	5,039,300
First Potomac Realty Trust		216,185	5,034,949
Liberty Property Trust		1,196,000	52,540,280
Mission West Properties		778,800	10,856,472
			73,471,001
RESIDENTIAL—APARTMENT	12.6%
American Campus Communities		305,800	8,651,082
Apartment Investment & Management Co.		494,700	24,942,774
Archstone-Smith Trust		336,633	19,898,377
Camden Property Trust		556,800	37,288,896
Education Realty Trust		470,300	6,598,309
GMH Communities Trust		451,700	4,376,973
Home Properties		701,120	36,409,161
Mid-America Apartment Communities		402,500	21,123,200
UDR		759,052	19,963,068
			179,251,840
SELF STORAGE	2.2%
Extra Space Storage		315,700	5,209,050
Sovran Self Storage		413,200	19,899,712
U-Store-It Trust		362,600	5,943,014
			31,051,776

See accompanying notes to financial statements.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
SHOPPING CENTER	6.6%
COMMUNITY CENTER	2.1%
Cedar Shopping Centers		626,100	$8,984,535
Inland Real Estate Corp.		395,700	6,718,986
Ramco-Gershenson Properties Trust		390,000	14,012,700
			29,716,221
REGIONAL MALL	4.5%
Glimcher Realty Trust		1,834,600	45,865,000
Macerich Co.		215,200	17,736,784
			63,601,784
TOTAL SHOPPING CENTER			93,318,005
TOTAL COMMON STOCK (Identified cost—$710,470,677)			983,108,913
PREFERRED SECURITIES—$25 PAR VALUE	35.3%
BANK	5.6%
BAC Capital Trust XII, 6.875%, due 8/2/55, Series C		631,899	16,189,252
Bank of America Corp., 5.71%, Series E (FRN)		200,000	5,090,000
Citigroup Capital VII, 7.125%, due 7/31/31 (TruPS)		29,018	730,673
Citigroup Capital VIII, 6.95%, due 9/15/31 (TruPS)		92,313	2,312,441
Citigroup Capital XIV, 6.875%,due 6/30/66 (TruPS)		77,800	1,994,014
Citigroup Capital XV, 6.50%, due 9/15/66 (TruPS)		89,100	2,196,315
Citizens Funding Trust I, 7.50%, due 9/15/66		90,000	2,285,100
Cobank ACB, 7.00%, 144A, ($50 par value)[b]		160,000	8,120,000
Colonial Capital Trust IV, 7.875%, due 10/1/33		365,000	9,292,900
Indymac Bank FSB, 8.50%, due 5/29/49, 144Ab		370,000	9,361,000
KeyCorp Capital IX, 6.75%		440,035	10,846,863
Sovereign Capital Trust V, 7.75%, due 5/22/36		73,500	1,910,265
U.S. Bancorp Capital XI, 6.60%, due 9/15/66		90,800	2,244,576
Wells Fargo Capital Trust IV, 7.00%, due 9/1/31		250,000	6,287,500
			78,860,899

See accompanying notes to financial statements.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
BANK—FOREIGN	3.0%
Northern Rock PLC, 8.00%, Series A		48,487	$1,217,315
Royal Bank of Scotland Group PLC, 7.25%, Series H		55,600	1,410,572
Santander Finance Preferred, 5.88%, (FRN), 144Ab		200,000	4,675,500
Santander Finance Preferred, 6.80%, 144Ab		1,129,000	27,265,350
Santander Finance Preferred, 6.50%, 144Ab		300,000	7,166,250
			41,734,987
ELECTRIC—INTEGRATED	3.7%
DTE Energy Trust II, 7.50%, due 6/1/44		84,700	2,173,402
FPC Capital I, 7.10%, due 5/13/39, Series A (QUIPS)		363,200	9,141,744
FPL Group Capital, 6.60%, due 10/1/66, Series A		636,000	15,823,680
PPL Energy Supply LLC, 7.00%, due 7/15/46		870,000	22,654,800
PSEG Funding Trust II, 8.75%, due 12/31/32		111,900	2,840,022
			52,633,648
FINANCE	1.9%
DIVERSIFIED FINANCIAL SERVICES	0.6%
Deutsche Bank Contingent Capital Trust II, 6.55%		360,000	8,838,000
INVESTMENT BANKER/BROKER	0.9%
Merrill Lynch & Co., 5.86%, Series 5 (FRN)		500,000	12,700,000
MORTGAGE LOAN/BROKER	0.4%
Countrywide Capital V, 7.00%		223,600	5,505,032
TOTAL FINANCE			27,043,032
GAS—DISTRIBUTION	1.3%
Southern Union Co., 7.55%, Series Ac		140,000	3,568,600
Southwest Gas Capital Trust II, 7.70%, due 9/15/43		600,000	15,210,000
			18,778,600
INSURANCE	2.3%
LIFE/HEALTH INSURANCE	0.4%
Delphi Financial Group, 7.376%, due 5/15/37		220,000	5,308,600
PROPERTY CASUALTY	0.9%
Berkley W R Capital Trust II, 6.75%, due 7/26/45		530,000	13,212,900

See accompanying notes to financial statements.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
PROPERTY CASUALTY—FOREIGN	0.7%
ACE Ltd., 7.80%, Series C		69,300	$1,766,457
Arch Capital Group Ltd., 8.00%		177,200	4,518,600
Arch Capital Group Ltd., 7.875%, Series B		90,443	2,297,252
XL Capital Ltd., 7.625%, Series B		40,000	1,002,000
			9,584,309
REINSURANCE—FOREIGN	0.3%
Aspen Insurance Holdings Ltd., 7.401%, Series A		160,000	3,984,000
TOTAL INSURANCE			32,089,809
MEDIA—DIVERSIFIED SERVICES	3.8%
AOL Time Warner, 7.625%, due 5/1/32, Series A-1 (CABCO)		133,600	3,360,040
CBS Corp., 7.25%, due 6/30/51		257,800	6,473,358
Comcast Corp., 6.625%, due 5/15/56		260,000	6,211,400
Comcast Corp., 7.00%, due 5/15/55		698,100	17,682,873
Comcast Corp., 7.00%, due 9/15/55		707,065	17,690,766
Viacom, 6.85%, due 12/5/55		100,000	2,435,000
			53,853,437
OIL—EXPLORATION AND PRODUCTION	1.1%
Nexen, 7.35%, due 11/1/43, Series B		634,760	16,122,904
PHARMACEUTICALS	0.0%
Bristol Meyers Squibb, 6.80%, due 8/1/97 (CORTS)		20,000	506,200
REAL ESTATE	9.5%
DIVERSIFIED	2.0%
Digital Realty Trust, 8.50%, Series A		29,000	752,550
Digital Realty Trust, 7.875%, Series B		46,900	1,183,756
Duke Realty Corp., 6.95%, Series M		157,600	3,979,400
Duke Realty Corp., 7.25%, Series N		192,900	4,924,737
iStar Financial, 7.875%, Series E		400,000	10,080,000
iStar Financial, 7.80%, Series F		183,600	4,603,770
iStar Financial, 7.65%, Series G		80,000	2,012,000
Vornado Realty Trust, 6.75%, Series H		60,000	1,456,800
			28,993,013

See accompanying notes to financial statements.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
HEALTH CARE	0.6%
Health Care REIT, 7.875%, Series D		115,000	$2,892,250
Health Care REIT, 7.625%, Series F		21,400	539,708
Omega Healthcare Investors, 8.375%, Series D		200,000	5,162,000
			8,593,958
HOTEL	0.2%
Innkeepers USA Trust, 8.00%, Series C		15,539	337,196
Strategic Hotels & Resorts, 8.25%, Series B		85,000	2,120,750
			2,457,946
INDUSTRIAL	0.4%
AMB Property Corp., 6.85%, Series P		98,000	2,439,710
First Industrial Realty Trust, 7.25%, Series J		150,000	3,786,000
			6,225,710
OFFICE	1.7%
BioMed Realty Trust, 7.375%, Series A		55,000	1,375,000
Cousins Properties, 7.75%, Series A		457,500	11,895,000
Kilroy Realty Corp., 7.80%, Series E		100,000	2,539,000
Maguire Properties, 7.625%, Series A		163,700	3,993,462
SL Green Realty Corp., 7.625%, Series C		100,000	2,501,000
SL Green Realty Corp., 7.875%, Series D		60,000	1,521,000
			23,824,462
OFFICE/INDUSTRIAL	0.4%
PS Business Parks, 7.00%, Series H		108,864	2,650,838
PS Business Parks, 7.95%, Series K		88,000	2,318,800
PS Business Parks, 7.20%, Series M		25,000	630,750
			5,600,388
RESIDENTIAL—APARTMENT	1.2%
Apartment Investment & Management Co., 8.00%, Series T		93,700	2,346,248
Apartment Investment & Management Co., 8.00%, Series V		101,000	2,559,340
Apartment Investment & Management Co., 7.875%, Series Y		110,000	2,789,600
Mid-America Apartment Communities, 8.30%, Series H		338,300	8,558,990
			16,254,178

See accompanying notes to financial statements.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
SELF STORAGE	1.7%
Public Storage, 7.00%, Series G		46,100	$1,160,337
Public Storage, 7.25%, Series I		435,027	11,114,940
Public Storage, 7.25%, Series K		348,000	8,957,520
Public Storage, 6.625%, Series M		120,000	2,868,000
			24,100,797
SHOPPING CENTER	1.3%
COMMUNITY CENTER	0.6%
Developers Diversified Realty Corp., 8.00%, Series G		38,700	978,723
Developers Diversified Realty Corp., 7.50%, Series I		62,720	1,582,426
Regency Centers Corp., 7.25%, Series D		160,200	4,013,010
Saul Centers, 8.00%, Series A		69,400	1,762,066
			8,336,225
REGIONAL MALL	0.7%
CBL & Associates Properties, 7.75%, Series C		69,000	1,734,660
Glimcher Realty Trust, 8.75%, Series F		171,000	4,343,400
Glimcher Realty Trust, 8.125%, Series G		173,800	4,336,310
			10,414,370
TOTAL SHOPPING CENTER			18,750,595
TOTAL REAL ESTATE			134,801,047
TELECOMMUNICATION SERVICES	3.1%
AT&T, 6.375%, due 2/15/56		460,000	11,329,800
AT&T (SBC Communications), 7.00%, due 6/1/41 (PINES)		665,900	16,740,726
Telephone & Data Systems, 7.60%, due 12/1/41, Series A		253,605	6,213,322
United States Cellular Corp., 7.50%, due 6/15/34		166,300	4,132,555
Verizon New England, 7.00%, due 5/15/42, Series B		200,400	5,042,064
			43,458,467
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$499,471,450)			499,883,030
PREFERRED SECURITIES—CAPITAL SECURITIES	40.4%
AUTO—FOREIGN	1.6%
Porsche International Finance PLC, 7.20%		23,000,000	23,124,200

See accompanying notes to financial statements.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
BANK	8.2%
AgFirst Farm Credit Bank, 7.30%, due 10/14/49, 144Ab		26,100,000	$26,074,318
AgFirst Farm Credit Bank, 6.585%, due 6/29/49, 144Ab		5,000,000	5,010,475
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B		10,000,000	11,091,350
BB&T Capital Trust IV, 6.82%, due 6/12/77		5,000,000	4,975,655
CBG Florida REIT Corp., 7.114%, due 2/15/49, 144Ab		8,000,000	7,906,904
Comerica Capital Trust II, 6.576%, due 2/20/37		6,000,000	5,631,186
PNC Preferred Funding Trust, 6.517%, due 12/31/49, 144Ab		5,000,000	5,063,135
Regions Financing Trust II, 6.625%, due 5/15/47		9,500,000	9,111,858
Roslyn Real Estate Asset Corp., 9.01%, due 9/30/08, Series D (FRN)		80	8,024,000
Sovereign Capital Trust VI, 7.908%, due 6/13/36		15,000,000	16,076,100
State Street Capital Trust IV, 6.355%, due 6/15/37, (FRN)		4,000,000	4,029,392
Washington Mutual Preferred Funding Cayman, 7.25%, Series A-1, 144Ab		14,000,000	13,879,684
			116,874,057
BANK—FOREIGN	7.3%
BNP Paribas, 7.195%, 144Ab		22,000,000	22,318,032
CA Preferred Funding Trust II, 7.00%, (Eurobond)		12,000,000	11,927,028
Caisse Nationale des Caisses d'Epargne et de Prevoyance, 6.75%, due 1/27/49		7,000,000	6,805,330
Credit Agricole SA/London, 6.637%, 144Ab		11,000,000	10,711,800
HBOS Capital Funding LP, 6.85%		8,000,000	7,816,552
HBOS PLC, 6.657%, 144Ab		15,000,000	14,435,100
HSBC Capital Funding LP, 10.176%, 144Ab		3,680,000	5,164,924
Northern Rock PLC, 6.594%, 144Ab		5,000,000	5,034,045
RBS Capital Trust B, 6.80%		5,000,000	4,901,165
Shinsei Finance II, 7.16%, 144Ab		4,000,000	3,980,800
Standard Chartered PLC, 7.014%, 144Ab		10,000,000	9,620,620
			102,715,396

See accompanying notes to financial statements.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
ELECTRIC—INTEGRATED	4.3%
Dominion Resources Capital Trust I, 7.83%, due 12/1/27		2,464,000	$2,572,281
Dominion Resources Capital Trust III, 8.40%, due 1/15/31		20,732,000	25,307,262
DPL Capital Trust II, 8.125%, due 9/1/31		3,000,000	3,489,618
Entergy Louisiana LLC, 6.95%, 144Ab		40,000	4,040,000
FPL Group Capital, 6.65%, due 6/15/67		5,750,000	5,712,625
PPL Capital Funding, 6.70%, due 3/30/67, Series A		15,000,000	14,469,150
Wisconsin Energy Corp., 6.25%, due 5/15/67		6,000,000	5,781,708
			61,372,644
FINANCE	7.3%
CREDIT CARD	0.9%
Capital One Capital III, 7.686%, due 8/15/36		12,000,000	12,395,184
DIVERSIFIED FINANCIAL SERVICES	3.4%
Old Mutual Capital Funding, 8.00%, (Eurobond)		22,200,000	22,755,000
QBE Capital Funding II LP, 6.797%, due 6/1/49, 144Ab		6,000,000	5,869,170
Webster Capital Trust IV, 7.65%, due 6/15/37		7,500,000	7,520,137
ZFS Finance USA Trust I, 6.50%, due 5/9/37, 144Ab		1,500,000	1,453,307
ZFS Finance USA Trust II, 6.45%, due 12/15/65, 144Ab		10,500,000	10,201,537
			47,799,151
INVESTMENT BANKER/BROKER	2.4%
JP Morgan Chase Capital XIX, 6.625%, due 9/29/36, Series S		140,000	3,465,000
JP Morgan Chase Capital XVIII, 6.95%, due 8/17/36, Series R		10,000,000	10,139,620
JP Morgan Chase Capital XXI, 6.305%, due 2/2/37, Series U (FRN)		4,000,000	3,965,544
NBP Capital Trust III, 7.375%, due 10/29/49		16,900,000	16,928,274
			34,498,438
MORTGAGE LOAN/BROKER	0.6%
Countrywide Capital III, 8.05%, due 6/15/27, Series B (SKIS)		8,000,000	8,573,760
TOTAL FINANCE			103,266,533

See accompanying notes to financial statements.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
FOOD	1.2%
Dairy Farmers of America, 7.875%, 144Ab,d		75,000	$7,493,250
Gruma S.A., 7.75%, due 12/29/49, 144Ab		9,000,000	9,225,000
			16,718,250
INSURANCE	6.4%
FINANCIAL GUARANTEE	0.7%
Security Capital Assurance Ltd., 6.88%, due 12/31/49, 144Ab		10,000,000	9,978,790
LIFE/HEALTH INSURANCE	2.5%
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144Ab		5,000,000	5,128,850
Liberty Mutual Group, 7.00%, due 3/15/37, 144Ab		8,000,000	7,695,328
Liberty Mutual Group, 7.80%, due 3/15/37, 144Ab		15,000,000	14,162,055
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144Ab		6,000,000	5,855,976
Lincoln National Corp., 7.00%, due 5/17/66		2,000,000	2,055,534
			34,897,743
MULTI-LINE	2.0%
AFC Capital Trust I, 8.207%, due 2/3/27, Series B		10,750,000	10,932,556
AXA, 7.10%, due 5/29/49, (Eurobond)		6,000,000	5,963,478
AXA SA, 6.463%, due 12/31/49, 144Ab		4,000,000	3,725,720
Catlin Insurance Co., 7.249%, due 12/1/49, 144Ab		4,000,000	3,812,444
USF&G Capital, 8.312%, due 7/1/46, 144Ab		3,845,000	4,511,612
			28,945,810
PROPERTY CASUALTY	1.0%
Everest Reinsurance Holdings, 6.60%, due 5/15/37		2,950,000	2,820,215
Progressive Corp. (The), 6.70%, due 6/15/37		8,000,000	7,965,216
White Mountains Re Group Ltd., 7.506%, due 5/29/49, 144Ab		4,000,000	3,915,408
			14,700,839
REINSURANCE—FOREIGN	0.2%
Axis Capital Holdings Ltd., 7.50%, Series B		20,000	2,200,000
TOTAL INSURANCE			90,723,182
MULTI UTILITIES	0.6%
Dominion Resources, 7.50%, due 6/30/66		8,350,000	8,789,669

See accompanying notes to financial statements.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
NATURAL GAS—DISTRIBUTION	0.7%
TransCanada Pipelines Ltd., 6.35%, due 5/15/67		10,000,000	$9,630,850
OIL—EXPLORATION AND PRODUCTION	0.9%
Pemex Project Funding Master Trust, 7.75%		12,000,000	12,345,000
PIPELINES	0.7%
Enterprise Products Operating LP, 7.034%, due 1/15/68		4,500,000	4,345,875
Enterprise Products Operating LP, 8.375%, due 8/1/66		4,800,000	5,131,003
			9,476,878
TELECOMMUNICATIONS SERVICES	1.2%
Centaur Funding Corp., 9.08%, due 4/21/20, 144Ab		12,954	14,344,932
Windstream Corp., 7.00%, due 3/15/19		3,000,000	2,880,000
			17,224,932
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$574,390,019)			572,261,591
		Principal Amount
CORPORATE BONDS	4.2%
CELLULAR TELECOMMUNICATIONS	0.1%
Rogers Wireless Communications, 8.00%, due 12/15/12, 144Ab		$1,000,000	1,065,216
GAS UTILITIES	1.6%
Southern Union Co., 7.20%, due 11/1/66		22,000,000	22,139,040
MEDIA	0.7%
Cablevision Systems Corp., 8.00%, due 4/15/12		2,700,000	2,679,750
CSC Holdings, 7.625%, due 7/15/18		3,500,000	3,342,500
Rogers Cable, 8.75%, due 5/1/32		3,000,000	3,647,079
			9,669,329
REAL ESTATE	0.3%
BF Saul REIT, 7.50%, due 3/1/14		5,000,000	5,043,750

See accompanying notes to financial statements.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Principal Amount	Value
TELECOMMUNICATION SERVICES	1.5%
Citizens Communications Co., 7.125%, due 3/15/19		$8,000,000	$7,600,000
Citizens Communications Co., 7.875%, due 1/15/27		1,000,000	977,500
Citizens Communications Co., 9.00%, due 8/15/31		7,500,000	7,762,500
Embarq Corp., 7.995%, due 6/1/36		5,500,000	5,597,587
			21,937,587
TOTAL CORPORATE BONDS (Identified cost—$59,841,105)			59,854,922
COMMERCIAL PAPER	0.2%
San Paolo U.S. Finance Co., 4.15%, due 7/2/07 (Identified cost—$2,757,682)		2,758,000	2,757,682
TOTAL INVESTMENTS (Identified cost—$1,846,930,933)		149.4%	2,117,866,138
OTHER ASSETS IN EXCESS OF LIABILITIES		1.8%	26,135,898
LIQUIDATION VALUE OF PREFERRED SHARES		(51.2)%	(726,000,000)
NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $29.39 per share based on 48,251,666 shares of common stock outstanding)		100.0%	$1,418,002,036

Glossary of Portfolio Abbreviations

CABCO  Corporate Asset Backed Corporation

CORTS  Corporate Backed Trust Securities

FRN  Floating Rate Note

PINES  Public Income Notes

QUIPS  Quarterly Income Preferred Securities

REIT  Real Estate Investment Trust

SKIS  Subordinated Capital Income Securities

TruPS  Trust Preferred Securities

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

a   75,000 shares segregated as collateral for interest rate swap transactions.

b   Resale is restricted to qualified institutional investors. Aggregate holdings equal 20.5% of net assets applicable to common shares.

c   74,000 shares segregated as collateral for interest rate swap transactions.

d  Fair valued security. Aggregate holdings equal 0.5% of net assets applicable to common shares.

See accompanying notes to financial statements.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Interest rate swaps outstanding at June 30, 2007 are as follows:

Counterparty	Notional Amount	Fixed Rate Payable	Floating Rate[a] (reset monthly) Receivable	Termination Date	Unrealized Appreciation
Merrill Lynch Derivative Products AG	$43,625,000	3.320%	5.320%	October 22, 2007	$289,742
Merrill Lynch Derivative Products AG	$58,500,000	3.207%	5.320%	October 2, 2008	1,561,772
Merrill Lynch Derivative Products AG	$20,000,000	3.410%	5.320%	January 13, 2009	564,916
Royal Bank of Canada	$58,125,000	3.398%	5.320%	August 25, 2007	182,417
Royal Bank of Canada	$43,250,000	3.452%	5.320%	September 16, 2008	955,204
UBS AG	$58,125,000	3.990%	5.320%	August 25, 2009	1,486,607
UBS AG	$58,125,000	4.397%	5.320%	August 25, 2010	1,490,837
UBS AG	$58,125,000	4.595%	5.320%	August 25, 2011	1,572,878
					$8,104,373

a  Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at June 30, 2007.

See accompanying notes to financial statements.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$1,846,930,933)	$2,117,866,138
Dividends and interest receivable	15,371,741
Receivable for investment securities sold	14,035,425
Unrealized appreciation on interest rate swap transactions	8,104,373
Other assets	39,388
Total Assets	2,155,417,065
LIABILITIES:
Payable for investment securities purchased	6,981,961
Payable for dividends declared on preferred shares	1,782,320
Payable for dividends declared on common shares	1,179,296
Payable for investment management fees	1,166,608
Payable for administration fees	76,992
Payable for directors' fees	7,637
Other liabilities	220,215
Total Liabilities	11,415,029

See accompanying notes to financial statements.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2007 (Unaudited)

LIQUIDATION VALUE OF PREFERRED SHARES:
Auction market preferred shares, Series M7, ($25,000 liquidation value, $0.001 par value, 3,280 shares issued and outstanding)	$82,000,000
Auction market preferred shares, Series T7, ($25,000 liquidation value, $0.001 par value, 3,280 shares issued and outstanding)	82,000,000
Auction market preferred shares, Series T28, ($25,000 liquidation value, $0.001 par value, 2,040 shares issued and outstanding)	51,000,000
Auction market preferred shares, Series W7, ($25,000 liquidation value, $0.001 par value, 3,280 shares issued and outstanding)	82,000,000
Auction market preferred shares, Series W28A, ($25,000 liquidation value, $0.001 par value, 2,800 shares issued and outstanding)	70,000,000
Auction market preferred shares, Series W28B, ($25,000 liquidation value, $0.001 par value, 2,800 shares issued and outstanding)	70,000,000
Auction market preferred shares, Series W28C, ($25,000 liquidation value, $0.001 par value, 2,800 shares issued and outstanding)	70,000,000
Auction market preferred shares, Series TH7, ($25,000 liquidation value, $0.001 par value, 3,280 shares issued and outstanding)	82,000,000
Auction market preferred shares, Series TH28, ($25,000 liquidation value, $0.001 par value, 2,200 shares issued and outstanding)	55,000,000
Auction market preferred shares, Series F7, ($25,000 liquidation value, $0.001 par value, 3,280 shares issued and outstanding)	82,000,000
726,000,000
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES	$1,418,002,036
NET ASSETS consist of:
Paid-in-capital	$1,050,137,827
Dividends in excess of net investment income	(35,284,716)
Accumulated undistributed net realized gain on investments	124,109,381
Net unrealized appreciation on investments	279,039,544
$1,418,002,036
NET ASSET VALUE PER COMMON SHARE:
($1,418,002,036 ÷ 48,251,666 shares outstanding)	$29.39
MARKET PRICE PER COMMON SHARE	$27.03
MARKET PRICE DISCOUNT TO NET ASSET VALUE PER COMMON SHARE	(8.03)%

See accompanying notes to financial statements.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income:
Dividend income (net of $126,901 of foreign withholding tax)	$34,230,679
Interest income	19,000,548
Total Income	53,231,227
Expenses:
Investment management fees	7,310,629
Preferred remarketing fee	900,041
Administration fees	621,495
Custodian fees and expenses	146,744
Shareholder reporting expenses	135,143
Professional fees	86,997
Directors' fees and expenses	31,675
Transfer agent fees and expenses	11,581
Miscellaneous	96,051
Total Expenses	9,340,356
Net Investment Income	43,890,871
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on:
Investments	121,051,309
Foreign currency transactions	2,319
Interest rate swap transactions	3,109,402
Net realized gain	124,163,030
Net change in unrealized appreciation on:
Investments	(218,423,776)
Foreign currency translations	(174)
Interest rate swap transactions	(537,708)
Net change in unrealized appreciation	(218,961,658)
Net realized and unrealized loss on investments	(94,798,628)
Net Decrease in Net Assets Resulting from Operations	(50,907,757)
Less Dividends and Distributions to Preferred Shareholders	(18,953,739)
Net Decrease in Net Assets from Operations Applicable to Common Shares	$(69,861,496)

See accompanying notes to financial statements.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006
Change in Net Assets Applicable to Common Shares:
From Operations:
Net investment income	$43,890,871	$87,382,645
Net realized gain on investments	124,163,030	104,659,829
Net change in unrealized appreciation on investments	(218,961,658)	219,436,653
Net increase (decrease) in net assets resulting from operations	(50,907,757)	411,479,127
Less Dividends and Distributions to Preferred Shareholders from:
Net investment income	(18,953,739)	(16,967,993)
Net realized gain on investments	—	(18,807,405)
Total dividends and distributions to preferred shareholders	(18,953,739)	(35,775,398)
Net increase (decrease) in net assets from operations applicable to common shares	(69,861,496)	375,703,729
Less Dividends and Distributions to Common Shareholders from:
Net investment income	(57,178,228)	(77,103,466)
Net realized gain on investments	—	(80,178,937)
Tax return of capital	—	(36,689,306)
Total dividends and distributions to common shareholders	(57,178,228)	(193,971,709)
Total increase (decrease) in net assets applicable to common shares	(127,039,724)	181,732,020
Net Assets Applicable to Common Shares:
Beginning of period	1,545,041,760	1,363,309,740
End of period[a]	$1,418,002,036	$1,545,041,760

a  Includes dividends in excess of net investment income of $35,284,716 and $3,043,620, respectively.

See accompanying notes to financial statements.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a common share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended	For the Year Ended December 31,			For the Period June 27, 2003[a] through
Per Share Operating Performance:	June 30, 2007	2006	2005	2004	December 31, 2003
Net asset value per common share, beginning of period	$32.02	$28.25	$30.11	$26.68	$23.88
Income from investment operations:
Net investment income	0.91	1.92	1.76 [b]	1.87	0.74 [b]
Net realized and unrealized gain (loss) on investments	(1.96)	6.61	0.31	3.97	3.23
Total income (loss) from investment operations	(1.05)	8.53	2.07	5.84	3.97
Less dividends and distributions to preferred shareholders from:
Net investment income	(0.39)	(0.35)	(0.27)	(0.17)	(0.06)
Net realized gain on investments	—	(0.39)	(0.24)	(0.05)	(0.01)
Total dividends and distributions to preferred shareholders	(0.39)	(0.74)	(0.51)	(0.22)	(0.07)
Total from investment operations applicable to common shares	(1.44)	7.79	1.56	5.62	3.90
Less: Preferred share offering cost adjustment	—	—	—	0.01	—
Offering costs charged to paid-in capital—preferred shares	—	—	—	(0.02)	(0.18)
Offering costs charged to paid-in capital—common shares	—	—	—	—	(0.06)
Dilutive effect of common share offering	—	—	—	—	(0.01)
Total offering costs	—	—	—	(0.01)	(0.25)
Less dividends and distributions to common shareholders from:
Net investment income	(1.19)	(1.60)	(1.48)	(1.43)	(0.55)
Net realized gain on investments	—	(1.66)	(1.34)	(0.46)	(0.06)
Tax return of capital	—	(0.76)	(0.60)	(0.29)	(0.24)
Total dividends and distributions to common shareholders	(1.19)	(4.02)	(3.42)	(2.18)	(0.85)
Net increase (decrease) in net asset value per common share	(2.63)	3.77	(1.86)	3.43	2.80
Net asset value, per common share, end of period	$29.39	$32.02	$28.25	$30.11	$26.68
Market value, per common share, end of period	$27.03	$31.00	$25.85	$27.18	$25.90
Net asset value total return[d]	–4.61%[c]	29.40%	6.52%	22.94%	15.56%[c]
Market value return[d]	–9.35%[c]	36.91%	7.98%	14.32%	7.16%[c]

See accompanying notes to financial statements.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	For the Six Months Ended	For the Year Ended December 31,			For the Period June 27, 2003[a] through
Ratios/Supplemental Data:	June 30, 2007	2006	2005	2004	December 31, 2003
Net assets applicable to common shares, end of period (in millions)	$1,418.0	$1,545.0	$1,363.3	$1,453.0	$1,287.2
Ratio of expenses to average daily net assets applicable to common shares[e]	1.22%[f]	1.25%	1.27%	1.29%	1.17%[f]
Ratio of net investment income to average daily net assets applicable to common shares[e]	5.74%[f]	5.92%	6.03%	6.62%	5.51%[f]
Ratio of expenses to average daily managed assets[e,g]	0.83%[f]	0.84%	0.84%	0.85%	0.84%[f]
Portfolio turnover rate	30%[c]	34%	20%	9%	8%[c]
Preferred Shares:
Liquidation value, end of period (in 000's)	$726,000	$726,000	$726,000	$726,000	$671,000
Total shares outstanding (in 000's)	29	29	29	29	27
Asset coverage ratio	295%	313%	288%	300%	292%
Asset coverage per share	$73,829	$78,204	$71,946	$75,034	$72,958
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000
Average market value per share[h]	$25,000	$25,000	$25,000	$25,000	$25,000

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Not annualized.

d  Total market value return is computed based upon the New York Stock Exchange market price of the fund's shares and excludes the effects of brokerage commissions. Total net asset value return measures the changes in value over the period indicated, taking into account dividends as reinvested. Dividends and distributions, if any, are assumed for purposes of these calculations, to be reinvested at prices obtained under the fund's dividend reinvestment plan.

e  Ratios do not reflect dividend payments to preferred shareholders.

f  Annualized.

g  Average daily managed assets represents net assets applicable to common shares plus liquidation preference of preferred shares.

h  Based on weekly prices.

See accompanying notes to financial statements.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers REIT and Preferred Income Fund, Inc. (the fund) was incorporated under the laws of the State of Maryland on March 25, 2003 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, closed-end management investment company. The fund's investment objective is high current income.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund's use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the fund is informed after the ex-dividend date. The fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions.

Foreign Currency Translation and Forward Foreign Currency Contracts: The books and records of the fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (forward contracts) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Foreign Securities: The fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Interest Rate Swaps: The fund uses interest rate swaps in connection with the sale of preferred shares. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the fund's common shares as a result of the floating rate structure of the preferred shares. In these interest rate swaps, the fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the fund a variable rate payment that is intended to approximate the fund's variable rate payment obligation on the preferred shares. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested on the ex-dividend date unless the shareholder has elected to have them paid in cash.

Distributions paid by the fund are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2007, the investment manager considers it likely that a portion of the dividends will be reclassified to return of capital and distributions of net realized capital gains upon the final determination of the fund's taxable income for the year.

Series M7, Series T7, Series W7, Series TH7 and Series F7 preferred shares pay dividends based on a variable interest rate set at auctions, normally held every seven days. The dividends are declared and recorded for the

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

subsequent seven day period on the auction date. In most instances, dividends are payable every seven days, on the first business day following the end of the dividend period.

Series T28, Series TH28, Series W28A, Series W28B and Series W28C preferred shares pay dividends based on a variable interest rate set at auctions, normally held every 28 days. The dividends are declared and recorded for the subsequent 28 day period on the auction date. In most instances, dividends are payable every 28 days, on the first business day following the end of the dividend period.

Federal Income Taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.

Note 2. Investment Management Fees, Administration Fees and Other Transactions with Affiliates

Investment Management Fees: The investment manager serves as the fund's investment manager pursuant to an investment management agreement (the management agreement). Under the terms of the management agreement, the investment manager provides the fund with day-to-day investment decisions and generally manages the fund's investments in accordance with the stated polices of the fund, subject to the supervision of the Board of Directors.

For the services under the management agreement, the fund pays the investment manager a management fee, accrued daily and paid monthly, at an annual rate of 0.65% of the fund's average daily managed asset value. Managed asset value is the net asset value of the common shares plus the liquidation preference of the preferred shares.

Administration Fees: The fund has entered into an administration agreement with the investment manager under which the investment manager performs certain administrative functions for the fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.06% of the fund's average daily managed assets up to $1 billion, 0.04% of the fund's average daily managed assets in excess of $1 billion up to $1.5 billion and 0.02% of the fund's average daily managed assets in excess of $1.5 billion. For the six months ended June 30, 2007, the fund incurred $472,888 in administration fees. Additionally, the fund has retained State Street Bank and Trust Company as sub-administrator under a fund accounting and administration agreement.

Directors' and Officers' Fees: Certain directors and officers of the fund are also directors, officers, and/or employees of the investment manager. The fund does not pay compensation to any affiliated directors and officers except for the Chief Compliance Officer, who received $7,271 from the fund for the six months ended June 30, 2007.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2007, totaled $655,969,660 and $670,148,257, respectively.

Note 4. Income Tax Information

As of June 30, 2007, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$1,846,930,933
Gross unrealized appreciation	$288,224,959
Gross unrealized depreciation	(17,289,754)
Net unrealized appreciation	$270,935,205

Note 5. Capital Stock

The fund is authorized to issue 100 million shares of common stock at a par value of $0.001 per share.

During the six months ended June 30, 2007 and the year ended December 31, 2006, the fund issued no shares of common stock for the reinvestment of dividends.

Preferred shares are senior to the fund's common shares and will rank on a parity with shares of any other series of preferred shares, and with shares of any other series of preferred stock of the fund, as to the payment of dividends and the distribution of assets upon liquidation If the fund does not timely cure a failure to (1) maintain a discounted value of its portfolio equal to the preferred shares basic maintenance amount, (2) maintain the 1940 Act preferred shares asset coverage, or (3) file a required certificate related to asset coverage on time, the preferred shares will be subject to a mandatory redemption at the redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon to the date fixed for redemption. To the extent permitted under the 1940 Act and Maryland Law, the fund at its option may without consent of the holders of preferred shares, redeem preferred shares having a dividend period of one year or less, in whole, or in part, on the business day after the last day of such dividend period upon not less than 15 calendar days and not more than 40 calendar days prior to notice The optional redemption price is $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon to the date fixed for redemption.

The fund's common shares and preferred shares have equal voting rights of one vote per share and vote together as a single class, except in certain circumstances regarding the election of directors. In addition, the affirmative vote of the holders of a majority, as defined in the 1940 Act, of the outstanding preferred shares shall be required to (1) approve any plan of reorganization that would adversely affect the preferred shares and (2) approve any matter that materially and adversely affects the rights, preferences, or powers of that series.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 6. Other

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 7. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. An assessment of the fund's tax positions has been made and it has been determined that there is no impact to the fund's financial statements.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the fund's financial statements.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

PROXY RESULTS (Unaudited)

During the six months ended June 30, 2007, Cohen & Steers Reit and Preferred Income Fund shareholders voted on the following proposals at the annual meeting held on April 19, 2007. The description of each proposal and number of shares voted are as follows:

Common Shares

	Shares Voted For	Authority Withheld
To elect Directors
Richard J. Norman	44,877,270	479,777
Frank K. Ross	44,877,687	479,360

Preferred Shares

	Shares Voted For	Authority Withheld
To elect Directors
Martin Cohen	24,120	571
Richard J. Norman	24,119	572
Frank K. Ross	24,121	570

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

AVERAGE ANNUAL TOTAL RETURNS

(periods ended June 30, 2007) (Unaudited)

Based on Net Asset Value		Based on Market Value
One Year	Since Inception (6/27/03)	One Year	Since Inception (6/27/03)
13.39%	16.87	13.45%	13.17%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return will vary and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance results reflect the effect of leverage resulting from the issuance of preferred shares.

REINVESTMENT PLAN

We urge shareholders who want to take advantage of this plan and whose shares are held in 'Street Name' to consult your broker as soon as possible to determine if you must change registration into your own name to participate.

OTHER INFORMATION

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the fund may purchase, from time to time, shares of its common stock in the open market.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The fund may also pay distributions in excess of the fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the fund's assets. To the extent this occurs, the fund's shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the fund's total assets and, therefore, could have the effect of increasing the fund's expense ratio. In addition, in order to make these distributions, the fund may have to sell portfolio securities at a less than opportune time.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

One of the fund's investment policies has been amended to provide that the fund may invest significantly in securities of companies in the financial sector, although it will not invest more than 25% of its total assets in any single industry within the financial sector. Previously, the fund was permitted to invest up to 25% across the entire financial sector and therefore limited the fund's ability to invest in the individual industries within this sector. Please note that this change does not in any way supercede the core requirements that the fund invest: (i) at least 40%, but no more than 60%, of its total assets in common stocks issued by real estate companies, such as REITs and (ii) at least 40%, but no more than 60%, of its total assets in preferred securities.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

Meet the Cohen & Steers family of open-end funds:

COHEN & STEERS
REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
REALTY INCOME FUND

  •  Designed for investors seeking high current income, investing primarily in REITs

  •  Symbols: CSEIX, CSBIX, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking maximum total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking maximum total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
REALTY FOCUS FUND

  •  Designed for investors seeking maximum capital appreciation, investing in a limited number of REITs and other real estate securities

  •  Symbols: CSFAX, CSFBX, CSFCX, CSSPX

COHEN & STEERS
UTILITY FUND

  •  Designed for investors seeking maximum total return, investing primarily in utilities

  •  Symbols: CSUAX, CSUBX, CSUCX, CSUIX

COHEN & STEERS
ASIA PACIFIC REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS
EUROPEAN REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities located in Europe

  •  Symbols: EURAX, EURCX, EURIX

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

James S. Corl
Vice president

William F. Scapell
Vice president

Thomas N. Bohjalian
Vice president

John E. McLean
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Manager

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Fund Subadministrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent—Common Shares

The Bank of New York
101 Barclay Street
New York, NY 10286
(800) 432-8224

Transfer Agent—Preferred Shares

The Bank of New York
100 Church Street
New York, NY 10007

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

New York Stock Exchange Symbol: RNP

Web site: cohenandsteers.com

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of fund shares. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

COHEN & STEERS

REIT AND PREFERRED INCOME FUND

280 PARK AVENUE

NEW YORK, NY 10017

SEMIANNUAL REPORT

JUNE 30, 2007

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer (principal executive officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer (principal financial officer)

Date: August 29, 2007